As filed with the Securities and Exchange          Registration No. 33-88720
Commission on August 19, 1997                      Registration No. 811-2513

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4
--------------------------------------------------------------------------------
                        POST-EFFECTIVE AMENDMENT NO. 7 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

--------------------------------------------------------------------------------
     Variable Annuity Account C of Aetna Life Insurance and Annuity Company

                    Aetna Life Insurance and Annuity Company

            151 Farmington Avenue, RE4A, Hartford, Connecticut 06156

        Depositor's Telephone Number, including Area Code: (860) 273-4686

                           Julie E. Rockmore, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, RE4A, Hartford, Connecticut 06156
                     (Name and Address of Agent for Service)
--------------------------------------------------------------------------------
It is proposed that this filing will become effective:

                   immediately upon filing pursuant to paragraph (b) of Rule 485
          --------
             X     on August 21, 1997 pursuant to paragraph (b) of Rule 485
          --------

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has registered an indefinite number of securities under the Securities Act of 1933. Registrant filed a Rule 24f-2 Notice for the fiscal year ended December 31, 1996 on February 28, 1997.

                           VARIABLE ANNUITY ACCOUNT C
                              CROSS REFERENCE SHEET

                                                                             LOCATION - PROSPECTUS DATED
     FORM N-4                                                                 MAY 1, 1997 AND AS AMENDED
     ITEM NO.                       PART A (PROSPECTUS)                         BY SUPPLEMENT DATED
                                                                                   AUGUST 21, 1997
        1           Cover Page..........................................  Cover Page, and as amended

        2           Definitions.........................................  Definitions

        3           Synopsis............................................  Prospectus Summary; Fee Table, and as amended

        4           Condensed Financial Information.....................  Condensed Financial Information; Appendix IV -
                                                                          Condensed Financial Information

        5           General Description of Registrant, Depositor, and
                    Portfolio Companies.................................  The Company; Variable Annuity Account C; The
                                                                          Funds, and as amended

        6           Deductions and Expenses.............................  Charges and Deductions; Distribution

        7           General Description of Variable Annuity Contracts...  Purchase; Miscellaneous

        8           Annuity Period......................................  Annuity Period

        9           Death Benefit.......................................  Death Benefit During Accumulation Period;
                                                                          Death Benefit Payable During the Annuity Period

        10          Purchases and Contract Value........................  Purchase; Contract Valuation

        11          Redemptions.........................................  Right to Cancel; Withdrawals

        12          Taxes...............................................  Tax Status

        13          Legal Proceedings...................................  Miscellaneous - Legal Matters and Proceedings

        14          Table of Contents of the Statement of Additional
                    Information.........................................  Contents of the Statement of Additional
                                                                          Information

                                                                                  LOCATION - STATEMENT OF
     FORM N-4            PART B (STATEMENT OF ADDITIONAL                          ADDITIONAL INFORMATION
     ITEM NO.                         INFORMATION)                                    DATED MAY 1, 1997
        15          Cover Page...........................................   Cover page

        16          Table of Contents....................................   Table of Contents

        17          General Information and History......................   General Information and History

        18          Services.............................................   General Information and History; Independent
                                                                            Auditors

        19          Purchase of Securities Being Offered.................   Offering and Purchase of Contracts

        20          Underwriters.........................................   Offering and Purchase of Contracts

        21          Calculation of Performance Data......................   Performance Data; Average Annual Total Return
                                                                            Quotations

        22          Annuity Payments.....................................   Annuity Payments

        23          Financial Statements.................................   Financial Statements

                           Part C (Other Information)

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                  PARTS A AND B

The Prospectus and the Statement of Additional Information are incorporated into Part A and Part B of this Post-Effective Amendment No. 7, respectively, by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (File No. 33-88720), as filed electronically on April 16, 1997.

33-88720.DOC


                   Supplement to Prospectus Dated May 1, 1997
                    Aetna Life Insurance and Annuity Company
                           Variable Annuity Account B
                          Variable Annuity Account C


The prospectus dated May 1, 1997 is amended as follows:


Cover:
The following Funds, to the extent they are listed in your prospectus, will be replaced with the designated Substitute Funds after the close of business of the New York Stock Exchange on November 26, 1997:



               Replaced Fund                                          Substitute Fund
Scudder Variable Life Investment Fund--           Portfolio Partners Scudder International Growth Portfolio
 International Portfolio Class A Shares
Alger American Small Capitalization Portfolio     Portfolio Partners MFS Emerging Equities Portfolio
American Century VP Capital Appreciation          Portfolio Partners MFS Research Growth Portfolio
 (Formerly TCI Growth)
Neuberger & Berman AMT Growth Portfolio           Portfolio Partners MFS Value Equity Portfolio
Alger American Growth Portfolio                   Portfolio Partners T. Rowe Price Growth Equity Portfolio
Janus Aspen Short-Term Bond Portfolio             Aetna Variable Encore Fund (money market)
Franklin Government Securities Trust              Aetna Income Shares (bond)

The following Fund, if previously available in your prospectus, will be removed from the list of Funds as of the close of business of the New York Stock Exchange on November 26, 1997, or as soon thereafter as all participants have redirected their allocations to other investment options (Closing Date), since it will be closed to new investments after that date (except reinvested dividends and capital gains earned on amounts already invested in the Fund through the Separate Account and loan repayments automatically deposited into the Fund pursuant to the Company's loan repayment procedures).

                                    Closed
Lexington Natural Resources Trust












                      SUBJECT TO COMPLETION OR AMENDMENT


INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SUPPLEMENT SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF ANY OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.


                The Date of this Supplement is August 21, 1997


XFUNDS-97

Fee Table--2
The table under Annual Expenses of the Funds is amended by deleting the Replaced Funds after November 26, 1997 and the Closed Fund after the Closing Date and adding the following Substitute Funds:



                                   Investment
                                                              Advisory Fees      Other Expenses
                                                              (after expense     (after expense       Total Annual
                                                              reimbursement)     reimbursement)       Fund Expenses
Portfolio Partners Scudder International Growth Portfolio         .80%               .20%                 1.00%(1)
Portfolio Partners MFS Emerging Equities Portfolio                .70%(2)            .13%                  .83%(1)
Portfolio Partners MFS Research Growth Portfolio                  .70%(2)            .15%                  .85%(1)
Portfolio Partners MFS Value Equity Portfolio                     .65%               .25%                  .90%(1)
Portfolio Partners T. Rowe Price Growth Equity Portfolio          .60%               .15%                  .75%(1)

(1) The Company has agreed to reimburse the Fund for expenses and/or waive its fees so that the aggregate expenses will not exceed this amount through April 30, 1999. Without such reimbursements or waivers, Total Annual Fund Expenses are estimated to be as follows: 1.00% for the Scudder International Growth Portfolio; .87% for the MFS Emerging Equities Portfolio; .92% for the MFS Research Growth Portfolio; .90% for the MFS Value Equity Portfolio; and .79% for the T. Rowe Price Growth Equity Portfolio.
(2) The advisory fee is .70% of the first $500 million in assets and .65% on the excess.


Fee Table--3 The Hypothetical Illustrations (Example) in the Fee Table are amended by deleting all information with respect to the Replaced Funds for periods after November 26, 1997, and with respect to the Closed Fund after the Closing Date and adding the following:


                                                  EXAMPLE A EXAMPLE B If you
                                   withdraw the entire Account Value at If you do not withdraw the entire Account the end of the periods shown, you would pay Value, or if you annuitize at the end of the the following expenses, including any periods shown, you would pay the following applicable deferred sales charge: expenses (no deferred sales charge is reflected):

                                   1 year     3 years     5 years     10 years     1 year       3 years       5 year       10 years
                                   ------     -------     -------     --------     ------       -------       ------       --------
Portfolio Partners Scudder
International Growth Portfolio     $78        $136        $197        $298         $27          $82           $140         $298
Portfolio Partners MFS Emerging
Equities Portfolio                 $76        $131        $189        $281         $25          $77           $132         $281
Portfolio Partners MFS Research
Growth Portfolio                   $77        $132        $189        $283         $25          $78           $133         $283
Portfolio Partners MFS Value
Equity Portfolio                   $77        $133        $192        $288         $26          $79           $135         $288
Portfolio Partners T. Rowe Price
Growth Equity Portfolio            $76        $129        $185        $273         $24          $75           $128         $273

The Examples above assume that a mortality and expense risk charge of 1.25% on an annual basis, an administrative expense charge of 0.25% on an annual basis and an annual maintenance fee of $30 are assessed. Example A assumes that a deferred sales charge of 5% of the Account Value at the end of years 1, 3 and 5, and 0% at the end of year 10, is assessed. (Charges under your particular Contract may be lower. Please refer to Fee Table--1 of your Prospectus.)

Prospectus, Page 1

In the Section Investment Options, the Substitute Funds will take the place of the Replaced Funds after the close of business of the New York Stock Exchange on November 26, 1997. Any amounts allocated to the Replaced Funds will automatically be allocated to the Substitute Funds after that date. Information about the Closed Fund will be deleted after the Closing Date, since it will not be eligible for the deposit of any new payments or transfers from other Funds. The following will be added:

Portfolio Partners Scudder International Growth Portfolio seeks long-term growth of capital primarily through a diversified portfolio of marketable foreign equity securities.

Portfolio Partners MFS Emerging Equities Portfolio seeks long-term growth of capital by investing primarily in common stocks issued by companies that its subadviser believes are early in their life cycle but which have the potential to become major enterprises (emerging growth companies).

Portfolio Partners MFS Research Growth Portfolio seeks long-term growth of capital and future income by investing primarily in common stocks or securities convertible into common stocks issued by companies that the subadviser believes to possess better-than-average prospects for long-term growth, and, to a lesser extent, in income-producing securities including bonds and preferred stock.

Portfolio Partners MFS Value Equity Portfolio seeks capital appreciation by investing primarily in common stocks.

Portfolio Partners T. Rowe Price Growth Equity Portfolio seeks long-term growth of capital and, secondarily, seeks to increase dividend income by investing primarily in common stocks issued by a diversified group of well-established growth companies.

Aetna Life Insurance and Annuity Company serves as the investment adviser to each Portfolio. Scudder, Stevens & Clark, Inc. serves as the subadviser to the Scudder International Growth Portfolio; Massachusetts Financial Services Company serves as the subadviser to the MFS Emerging Equities, MFS Research Growth and MFS Value Equity Portfolios; and T. Rowe Price Associates, Inc. serves as the subadviser to the T. Rowe Price Growth Equity Portfolio.

Prospectus--"Transfer" Section
The Section in the prospectus discussing Transfers, is amended by adding the following to the Subsections on Dollar Cost Averaging (if available):

Amounts being transferred into a Replaced Fund will automatically be transferred into the Substitute Fund after November 26, 1997, unless you have been dollar cost averaging between the Aetna Variable Encore Fund and the Janus Aspen Short-Term Bond Portfolio (in either direction). In that event, or if amounts are to be transferred into a Closed Fund, your Dollar Cost Averaging will automatically terminate after November 26, 1997 even if the Closed Fund has not closed because all participants have not redirected their allocations to other investment options. To continue with Dollar Cost Averaging after that date, you must select Funds from the then-current list of available Funds.


XFUNDS-97

                           VARIABLE ANNUITY ACCOUNT C
                           PART C - OTHER INFORMATION

Item 24.  Financial Statements and Exhibits
     (a) Financial Statements:
         (1)      Included in Part A:
                  Condensed Financial Information
         (2)      Included in Part B:
                  Financial Statements of Variable Annuity Account C:
                  -   Statement of Assets and Liabilities as of December 31,
                      1996
                  -   Statements of Operations and Changes in Net Assets for the
                      years ended December 31, 1996 and 1995
                  -   Notes to Financial Statements
                  -   Independent Auditors' Report
                  Financial Statements of the Depositor:
                  -   Independent Auditors' Report
                  -   Consolidated Statements of Income for the years ended
                      December 31, 1996, 1995 and 1994
                  -   Consolidated Balance Sheets as of December 31, 1996 and
                      1995
                  -   Consolidated Statements of Changes in Shareholder's Equity
                      for the years ended December 31, 1996, 1995 and 1994
                  -   Consolidated Statements of Cash Flows for the years ended
                      December 31, 1996, 1995 and 1994
                  -   Notes to Consolidated Financial Statements
     (b) Exhibits
         (1)      Resolution of the Board of Directors of Aetna Life Insurance
                  and Annuity Company establishing Variable Annuity Account C(1)
         (2)      Not applicable
         (3.1)    Form of Broker-Dealer Agreement(2)
         (3.2)    Alternative Form of Wholesaling Agreement and Related Selling
                  Agreement(2)
         (4.1)    Form of Variable Annuity Contract (G-CDA-HF)(3)
         (4.2)    Form of Variable Annuity Contract (GLID-CDA-HO)(4)
         (4.2a)   Endorsement (E3KSDC96) to Variable Annuity Contract
                  GLID-CDA-HO(5)
         (4.2b)   Endorsement (EMETHO96) to Variable Annuity Contract
                  GLID-CDA-HO(6)
         (4.2c)   Endorsement (ENEMHF96) to Variable Annuity Contract
                  G-CDA-HF(6)
         (4.2d)   Endorsement (EGET-IC(R)) to Variable Annuity Contract
                  G-CDA-HF(6)
         (4.2e)   Endorsement (EGETE-IC(R)) to Variable Annuity Contract
                  GLID-CDA-HO(6)
         (4.2f)   Endorsement (E2ME96) to Variable Annuity Contract
                  GLID-CDA-HO(7)
         (4.2g)   Endorsement (EFUND97) to Variable Annuity Contract
                  GLID-CDA-HO(3)
         (5)      Form of Variable Annuity Contract Application (300-GTD-IA)(8)

         (6.1) Certification of Incorporation and By-Laws of Aetna Life Insurance and Annuity Company(9)
         (6.2) Amendment of Certificate of Incorporation of Aetna Life Insurance and Annuity Company(10)
         (7)      Not applicable
         (8.1) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Calvert Asset Management Company (Calvert Responsibly Invested Balanced Portfolio, formerly Calvert Socially Responsible Series) dated March 13, 1989 and amended December 27, 1993(2)
         (8.2) Second Amendment dated January 1, 1996 to Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Calvert Asset Management Company (Calvert Responsibly Invested Balanced Portfolio, formerly Calvert Socially Responsible Series) dated March 13, 1989 and amended December 27, 1993(6)
         (8.3) Third Amendment dated February 11, 1997 to Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Calvert Asset Management Company (Calvert Responsibly Invested Balanced Portfolio, formerly Calvert Socially Responsible Series) dated March 13, 1989 and amended December 27, 1993 and January 1, 1996(11)
         (8.4) Fourth Amendment dated February 28, 1997 to Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Calvert Asset Management Company (Calvert Responsibly Invested Balanced Portfolio, formerly Calvert Socially Responsible Series) dated March 13, 1989 and amended December 27, 1993, January 1, 1996 and February 11, 1997(3)
         (8.5) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(10)
         (8.6) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1,1996(10)
         (8.7) Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(6)
         (8.8) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Janus Aspen Series dated April 19, 1994 and amended March 1, 1996(2)
         (8.9) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Lexington Management Corporation regarding Natural Resources Trust dated December 1, 1988 and amended February 11, 1991(2)
         (9)      Opinion and Consent of Counsel
         (10)     Consent of Independent Auditors

         (11)     Not applicable
         (12)     Not applicable
         (13)     Schedule for Computation of Performance Data(12)
         (14)     Not applicable
         (15.1)   Powers of Attorney(13)
         (15.2)   Authorization for Signatures(2)
         (27)     Financial Data Schedule

1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 22, 1996.
2. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 12, 1996.
3. Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on July 29, 1997.
4. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-88722), as filed electronically on November 30, 1995.
5. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-88720), as filed electronically on April 22, 1996.
6. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed electronically on June 28, 1996.
7. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-88720), as filed electronically on February 21, 1997.
8. Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on August 19, 1997.
9. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed electronically on April 15, 1996.
10. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on February 11, 1997.
11. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 333-01107), as filed electronically on February 26, 1997.
12. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-88720), as filed electronically on November 30, 1996.
13. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form S-6 (File No. 33-76004), as filed electronically on July 14, 1997.

Item 25.      Directors and Officers of the Depositor

Name and Principal
Business Address*                      Positions and Offices with Depositor
Daniel P. Kearney                      Director and President

Timothy A. Holt                        Director, Senior Vice President and Chief Financial
                                       Officer

Christopher J. Burns                   Director and Senior Vice President

J. Scott Fox                           Director and Senior Vice President

John Y. Kim                            Director and Senior Vice President

Shaun P. Mathews                       Director and Vice President

Glen Salow                             Director and Vice President

Deborah Koltenuk                       Vice President and Treasurer, Corporate Controller

Frederick D. Kelsven                   Vice President and Chief Compliance Officer

Kirk P. Wickman                        Vice President, General Counsel and Secretary


* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

     Incorporated herein by reference to Item 25 of Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A (File No. 33-41694), as filed electronically on July 9, 1997.

Item 27. Number of Contract Owners

     As of June 30, 1997, there were 615,817 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C.

Item 28.      Indemnification

Reference is hereby made to Section 33-771(f) of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and Section 33-776(4) regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall indemnify their officers, directors, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, excise tax in the case of an employee benefit plan or reasonable expenses incurred with respect to a proceeding). In the case of a proceeding by or in the right of the corporation, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party. The corporation's obligation to provide such indemnification does not apply unless
(1) the individual has met the standard of conduct set forth in Section 33-771; and (2) a determination is made (by majority vote of a quorum of the board of directors who were not parties to the proceeding, or if a quorum cannot be obtained, by a committee of the board selected as described in Section 33-775(b)(2); by special legal counsel selected by the board of directors or members thereof as described in Section 33-775(b)(3); by shareholders) that the individual met the standard set forth in Section 33-771; or (3) the court, upon application by the individual, determines in view of all the circumstances that such person is reasonably entitled to be indemnified. Also, unless limited by its Certificate of Incorporation, a corporation must indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because of his relationship as director, officer, employee or agent of the corporation.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who is or was a director, officer, employer or agent of the corporation. Consistent with the statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Item 29. Principal Underwriter

     (a) In addition to serving as the principal underwriter and depositor for the Registrant, Aetna Life Insurance and Annuity Company (Aetna) also acts as the investment adviser for Aetna Series Fund, Inc. and the principal underwriter and investment adviser for Portfolio Partners, Inc., Aetna Variable Encore Fund, Aetna Variable Fund, Aetna Generation Portfolios, Inc., Aetna Income Shares, Aetna Investment Advisers Fund, Inc., Aetna GET Fund, and Aetna Variable Portfolios, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940 Act)). Additionally, Aetna acts as the principal underwriter and depositor for Variable Life Account B of Aetna, Variable Annuity Account B of Aetna and Variable Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). Aetna is also the principal underwriter for Variable Annuity Account I of Aetna Insurance Company of America (AICA) (a separate account of AICA registered as a unit investment trust under the 1940 Act).

     (b) See Item 25 regarding the Depositor.

     (c) Compensation as of December 31, 1996:

         (1)                      (2)                      (3)                  (4)                  (5)

Name of                 Net Underwriting          Compensation on
Principal                Discounts and             Redemption or          Brokerage
Underwriter              Commissions               Annuitization          Commissions        Compensation*
Aetna Life Insurance                                   $1,325,661                                $96,924,599
and Annuity Company


* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account C.

Item 30.      Location of Accounts and Records

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                      Aetna Life Insurance and Annuity Company
                      151 Farmington Avenue
                      Hartford, Connecticut  06156

Item 31.      Management Services

     Not applicable

Item 32.      Undertakings

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (e) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account C of Aetna Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 7 to its Registration Statement on Form N-4 (File No. 33-88720) and has caused this Post-Effective Amendment No. 7 to its Registration Statement on Form N-4 (File No. 33-88720) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 19th day of August, 1997.

                                    VARIABLE ANNUITY ACCOUNT C OF AETNA
                                    LIFE INSURANCE AND ANNUITY COMPANY
                                        (Registrant)

                              By:    AETNA LIFE INSURANCE AND ANNUITY COMPANY
                                        (Depositor)

                              By:     Daniel P. Kearney*
                                      -------------------------------------
                                      Daniel P. Kearney
                                      President


     As required by the Securities Act of 1933, this Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (File No. 33-88720) has been signed by the following persons in the capacities and on the dates indicated.

Signature                             Title                                                Date
Daniel P. Kearney*                    Director and President                         )
------------------------------------  (principal executive officer)                  )
Daniel P. Kearney                                                                    )
                                                                                     )
Timothy A. Holt*                      Director, Senior Vice President and            )    August
-----------------------------------   Chief Financial Officer                        )    19, 1997
Timothy A. Holt                                                                      )
                                                                                     )
Christopher J. Burns*                 Director                                       )
------------------------------------                                                 )
Christopher J. Burns                                                                 )
                                                                                     )
J. Scott Fox*                         Director                                       )
------------------------------------                                                 )
J. Scott Fox                                                                         )
                                                                                     )
John Y. Kim*                          Director                                       )
------------------------------------                                                 )
John Y. Kim                                                                          )

Shaun P. Mathews*                      Director                                               )
------------------------------------                                                          )
Shaun P. Mathews                                                                              )
                                                                                              )
Glen Salow*                            Director                                               )
------------------------------------                                                          )
Glen Salow                                                                                    )
                                                                                              )
Deborah Koltenuk*                      Vice President and Treasurer, Corporate Controller     )
------------------------------------                                                          )
Deborah Koltenuk                                                                              )


By:      /s/ Julie E. Rockmore
         ------------------------------------------------------------
         Julie E. Rockmore
         *Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT C
                                  EXHIBIT INDEX

Exhibit No.            Exhibit                                                                             Page
99-B.1                 Resolution of the Board of Directors of Aetna Life Insurance and
                       Annuity Company establishing Variable Annuity Account C                                  *

99-B.3.1               Form of Broker-Dealer Agreement                                                          *

99-B.3.2               Alternative Form of Wholesaling Agreement and Related Selling                            *
                       Agreement

99-B.4.1               Form of Variable Annuity Contract (G-CDA-HF)                                             *

99-B.4.2               Form of Variable Annuity Contract (GLID-CDA-HO)                                          *

99-B.4.2a              Endorsement (E3KSDC96) to Variable Annuity Contract                                      *
                       GLID-CDA-HO

99-B.4.2b              Endorsement (EMETHO96) to Variable Annuity Contract                                      *
                       GLID-CDA-HO

99-B.4.2c              Endorsement (ENEMHF96) to Variable Annuity Contract                                      *
                       G-CDA-HF

99-B.4.2d              Endorsement (EGET-IC(R)) to Variable Annuity Contract                                    *
                       G-CDA-HF

99-B.4.2e              Endorsement (EGETE-IC(R)) to Variable Annuity Contract                                   *
                       GLID-CDA-HO

99-B.4.2f              Endorsement (E2ME96) to Variable Annuity Contract                                        *
                       GLID-CDA-HO

99-B.4.2g              Endorsement (EFUND97) to Variable Annuity Contract                                       *
                       GLID-CDA-HO

99-B.5                 Form of Variable Annuity Contract Application (300-GTD-IA)                               *

99-B.6.1               Certification of Incorporation and By-Laws of Depositor                                  *

99-B.6.2               Amendment of Certificate of Incorporation of Depositor                                   *

*Incorporated by reference

Exhibit No.            Exhibit                                                                             Page
99-B.8.1               Fund Participation Agreement between Aetna Life Insurance and                         *
                       Annuity Company and Calvert Asset Management Company
                      (Calvert Responsibly Invested Balanced Portfolio,formerly Calvert
                       Socially Responsible Series) dated March 13, 1989 and amended
                       December 12, 1993

99-B.8.2               Second Amendment dated January 1, 1996 to Fund Participation                          *
                       Agreement between Aetna Life Insurance and Annuity Company and Calvert Asset Management Company (Calvert Responsibly
                       Invested Balanced Portfolio,formerly Calvert Socially Responsible
                       Series) dated March 13, 1989 and amended December 27, 1993

99-B.8.3               Third Amendment dated February 11, 1997 to Fund Participation                         *
                       Agreement between Aetna Life Insurance and Annuity Company and Calvert Asset Management Company(Calvert Responsibly
                       Invested Balanced Portfolio, formerly Calvert Socially Responsible
                       Series) dated March 13, 1989 and amended December 27, 1993 and
                       January 1, 1996

99-B.8.4               Fourth Amendment dated February 28, 1997 to Fund Participation                        *
                       Agreement between Aetna Life Insurance and Annuity Company and Calvert Asset Management Company(Calvert Responsibly
                       Invested Balanced Portfolio, formerly Calvert Socially Responsible
                       Series) dated March 13, 1989 and amended December 27, 1993,
                       January 1, 1996 and February 11, 1997

99-B.8.5               Fund Participation Agreement between Aetna Life Insurance and                         *
                       Annuity Company, Variable Insurance Products Fund and Fidelity
                       Distributors Corporation dated February 1, 1994 and amended on
                       December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996
                       and March 1, 1996

99-B.8.6               Fund Participation Agreement between Aetna Life Insurance and                         *
                       Annuity Company, Variable Insurance Products Fund II and Fidelity
                       Distributors Corporation dated February 1, 1994 and amended on
                       December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996
                       and March 1,1996

*Incorporated by reference

Exhibit No.            Exhibit                                                                             Page
99-B.8.7               Service Agreement between Aetna Life Insurance and Annuity                            *
                       Company and Fidelity Investments Institutional Operations
                       Company dated as of November 1, 1995.

99-B.8.8               Fund Participation Agreement between Aetna Life Insurance and                         *
                       Annuity Company and Janus Aspen Series dated April 19, 1994 and amended March 1, 1996

99-B.8.9               Fund Participation Agreement between Aetna Life Insurance and                         *
                       Annuity Company and Lexington Management Corporation
                       regarding Natural Resources Trust dated December 1, 1988 and amended February 11, 1991

99-B.9                 Opinion and Consent of Counsel
                                                                                                       ------------

99-B.10                Consent of Independent Auditors
                                                                                                       ------------

99-B.13                Schedule for Computation of Performance Data                                          *

99-B.15.1              Powers of Attorney                                                                    *

99-B.15.2              Authorization for Signatures                                                          *

27                     Financial Data Schedule
                                                                                                       ------------

*Incorporated by reference